Summarized Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Summarized Quarterly Data (Unaudited)
Summary of quarterly results of operations

The following table summarizes the quarterly results of operations for the years ended December 31, 2013 and 2012:

	Fiscal Quarter
	First	Second	Third	Fourth
	(in thousands, except per share data)
2013
Net revenues	$42,648	$46,072	$39,633	$113,776
Income from operations	6,811	9,090	5,665	39,016
Net income	3,216	4,699	2,681	9,234
Earnings per common share:
Basic earnings per common share	$0.04	$0.04	$0.02	$0.08
Diluted earnings per common share	$0.03	$0.04	$0.02	$0.08
2012
Net revenues	$66,909	$60,252	$45,823	$37,659
Income from operations	16,507	14,472	8,155	4,534
Net income	8,665	7,618	4,530	2,106
Earnings per common share:
Basic earnings per common share	$0.08	$0.07	$0.04	$0.02
Diluted earnings per common share	$0.07	$0.07	$0.04	$0.02